Schedule of Investments (unaudited)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$25	$25,575
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)(b)	25	25,772
		51,347
Aerospace & Defense — 0.7%
Boeing Co. (The)
4.51%, 05/01/23 (Call 04/01/23)	125	134,494
4.88%, 05/01/25 (Call 04/01/25)	70	78,999
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	109,991
5.90%, 02/01/27	100	116,380
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	25	25,618
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	175	179,622
6.25%, 03/15/26 (Call 03/15/22)(a)	100	105,771
6.38%, 06/15/26 (Call 06/15/21)	50	51,709
6.50%, 05/15/25 (Call 03/01/21)(b)	50	51,270
7.50%, 03/15/27 (Call 03/15/22)	50	53,481
		907,335
Agriculture — 1.4%
Altria Group Inc.
2.85%, 08/09/22	280	290,332
3.80%, 02/14/24 (Call 01/14/24)	108	117,815
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	40	40,925
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)(b)	80	82,019
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	70	72,598
2.50%, 08/22/22	170	175,821
2.88%, 05/01/24 (Call 04/01/24)	706	757,954
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/21)(a)	170	172,603
		1,710,067
Airlines — 0.0%
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	50	49,329

Apparel — 0.7%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	220	244,088
Ralph Lauren Corp., 1.70%, 06/15/22	160	162,697
VF Corp., 2.05%, 04/23/22	400	408,352
		815,137
Auto Manufacturers — 1.9%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	95	104,814
American Honda Finance Corp., 1.20%, 07/08/25	130	132,315
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	120	127,996
9.00%, 04/22/25 (Call 03/22/25)	20	24,372
9.63%, 04/22/30 (Call 01/22/30)	5	7,089
Ford Motor Credit Co. LLC, 3.66%, 09/08/24	259	266,780
General Motors Co., 5.40%, 10/02/23	25	27,945
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	210	208,616
3.20%, 07/06/21 (Call 06/06/21)	55	55,497
3.45%, 04/10/22 (Call 02/10/22)	120	123,577
3.55%, 07/08/22	200	208,146
4.20%, 03/01/21 (Call 02/01/21)	200	200,000
4.20%, 11/06/21	240	246,775
Tesla Inc., 5.30%, 08/15/25 (Call 03/01/21)(a)	200	208,074

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp., 0.35%, 10/14/22	$365	$365,391
		2,307,387
Auto Parts & Equipment — 0.4%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)(b)	50	54,435
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	115	126,443
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	65	68,953
8.50%, 05/15/27 (Call 05/15/22)(a)	35	37,051
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	170	189,912
		476,794
Banks — 11.6%
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(c)	200	201,404
0.98%, 09/25/25 (Call 09/25/24)(c)	70	70,621
1.32%, 06/19/26 (Call 06/19/25)(c)	100	101,389
2.82%, 07/21/23 (Call 07/21/22)(c)	450	465,921
2.88%, 04/24/23 (Call 04/24/22)(c)	200	206,034
3.00%, 12/20/23 (Call 12/20/22)(c)	326	341,459
3.30%, 01/11/23	330	348,978
3.56%, 04/23/27 (Call 04/23/26)(c)	150	168,236
4.25%, 10/22/26	120	139,052
Bank of Montreal, 0.45%, 12/08/23	230	230,593
Bank of New York Mellon Corp. (The), 1.85%, 01/27/23 (Call 01/02/23)	150	154,496
Barclays PLC, 4.84%, 05/09/28 (Call 05/07/27)	200	230,570
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	160	162,098
2.25%, 01/28/25	170	179,814
CIT Group Inc., 5.00%, 08/15/22	100	106,002
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23)(c)	530	531,966
2.88%, 07/24/23 (Call 07/24/22)(c)	10	10,352
3.14%, 01/24/23 (Call 01/24/22)(c)	200	205,254
3.35%, 04/24/25 (Call 04/24/24)(c)	365	394,795
3.98%, 03/20/30 (Call 03/20/29)(c)	180	208,202
4.60%, 03/09/26	100	115,950
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	250	255,907
Credit Suisse AG/New York NY, 1.00%, 05/05/23	250	253,428
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(c)	200	205,004
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(c)	150	152,100
2.22%, 09/18/24 (Call 09/18/23)(c)	185	190,337
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23)(c)	250	257,275
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31)(c)	135	135,262
2.60%, 02/07/30 (Call 11/07/29)	150	158,726
3.20%, 02/23/23 (Call 01/23/23)	275	289,817
3.27%, 09/29/25 (Call 09/29/24)(c)	165	179,621
3.50%, 01/23/25 (Call 10/23/24)	400	438,052
3.63%, 02/20/24 (Call 01/20/24)	55	59,811
3.75%, 02/25/26 (Call 11/25/25)	194	218,626
3.85%, 01/26/27 (Call 01/26/26)	120	135,625
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23)(c)	200	215,004
4.25%, 03/14/24	200	220,098
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25)(c)	265	265,376
2.78%, 04/25/23 (Call 04/25/22)(c)	23	23,673
2.95%, 10/01/26 (Call 07/01/26)	300	330,246

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.97%, 01/15/23 (Call 01/15/22)	$25	$25,632
3.13%, 01/23/25 (Call 10/23/24)	40	43,494
3.22%, 03/01/25 (Call 03/01/24)(c)	32	34,477
3.56%, 04/23/24 (Call 04/23/23)(c)	120	128,059
3.88%, 09/10/24	200	222,578
4.02%, 12/05/24 (Call 12/05/23)(c)	40	43,878
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	203,690
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(c)	280	284,253
2.84%, 07/16/25 (Call 07/16/24)(c)	200	213,548
2.95%, 02/28/22	212	217,938
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFRRATE + 0.455%)(c)	245	245,123
2.19%, 04/28/26 (Call 04/28/25)(c)	110	115,447
2.70%, 01/22/31 (Call 01/22/30)(c)	10	10,629
2.75%, 05/19/22	300	309,348
3.13%, 07/27/26	135	149,456
3.74%, 04/24/24 (Call 04/24/23)(c)	375	401,276
3.88%, 01/27/26	200	227,372
Series I, 0.86%, 10/21/25 (Call 10/21/24)(c)	195	195,887
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	250	257,655
National Bank of Canada, 0.55%, 11/15/24 (Call 11/15/23)(c)	250	250,068
Royal Bank of Canada
2.25%, 11/01/24	160	170,053
2.80%, 04/29/22	300	309,411
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	60	65,296
Santander UK PLC, 3.75%, 11/15/21	200	205,428
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	200	204,474
2.13%, 07/08/30	200	204,664
2.44%, 10/19/21	200	203,118
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	85	84,264
Toronto-Dominion Bank (The), 2.65%, 06/12/24	200	214,202
Wells Fargo & Co., 2.63%, 07/22/22	450	465,309
		14,263,201
Beverages — 0.5%
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)	350	368,274
PepsiCo Inc., 2.25%, 03/19/25 (Call 02/19/25)	245	260,758
		629,032
Biotechnology — 0.1%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 09/30/21)	45	45,098
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	35	34,074
Royalty Pharma PLC
0.75%, 09/02/23(a)	10	10,040
1.20%, 09/02/25 (Call 08/02/25)(a)	5	5,042
		94,254
Building Materials — 0.2%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	20	21,373
6.75%, 06/01/27 (Call 06/01/22)(a)	90	96,845
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)	25	25,706
2.24%, 02/15/25 (Call 01/15/25)	35	36,818
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	55	59,135
		239,877

Security	Par (000)	Value

Chemicals — 1.2%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	$40	$42,054
2.05%, 05/15/30 (Call 02/15/30)	65	67,695
CF Industries Inc., 4.95%, 06/01/43	100	120,322
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	25	26,897
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 02/16/21)(a)	100	101,511
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	142	157,610
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	175	186,046
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	304	315,215
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	2	2,059
2.95%, 08/15/29 (Call 05/15/29)	115	125,475
3.13%, 06/01/24 (Call 04/01/24)	100	107,940
3.45%, 06/01/27 (Call 03/01/27)	140	158,379
		1,411,203
Commercial Services — 1.7%
Global Payments Inc.
3.80%, 04/01/21 (Call 03/01/21)	325	325,858
4.00%, 06/01/23 (Call 05/01/23)	80	86,172
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	302	328,289
4.00%, 03/01/26 (Call 12/01/25)(a)	150	169,627
4.75%, 02/15/25 (Call 11/15/24)(a)	25	28,464
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	320	340,250
2.65%, 10/01/26 (Call 08/01/26)	140	152,407
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	100	109,366
6.25%, 01/15/28 (Call 01/15/23)(a)	55	58,426
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	95	104,466
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)	40	43,751
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	100	106,263
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	234,202
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	16,175
		2,103,716
Computers — 0.3%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	15	15,439
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)(a)	170	217,280
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	30	31,205
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	50	55,326
		319,250
Distribution & Wholesale — 0.0%
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	40	42,101

Diversified Financial Services — 1.7%
Air Lease Corp.
2.88%, 01/15/26 (Call 12/15/25)	65	68,376
3.38%, 07/01/25 (Call 06/01/25)	115	123,601
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	90	91,461
American Express Co., 2.50%, 08/01/22 (Call 07/01/22)	100	103,096
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	75	79,488
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	52	46,444
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	115	120,208

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	$343	$387,655
3.75%, 09/21/28 (Call 06/21/28)	88	101,346
4.00%, 10/15/23	150	164,237
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	65	72,167
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	110,740
Navient Corp., 6.13%, 03/25/24(b)	50	53,277
Nomura Holdings Inc., 2.65%, 01/16/25	300	319,278
OneMain Finance Corp.
6.13%, 03/15/24 (Call 09/15/23)	30	32,791
6.88%, 03/15/25	155	177,630
7.13%, 03/15/26(b)	30	35,194
ORIX Corp., 2.90%, 07/18/22	55	56,838
		2,143,827
Electric — 2.2%
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	100	109,579
Baltimore Gas & Electric Co., 2.80%, 08/15/22 (Call 05/15/22)	100	103,132
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	25	24,684
3.75%, 11/15/23 (Call 08/15/23)	50	54,184
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	56,686
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	50	51,373
5.13%, 03/15/28 (Call 03/15/23)(a)	60	62,114
5.25%, 06/01/26 (Call 06/01/21)(a)	108	111,363
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	100	109,372
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	50	55,852
DTE Energy Co., Series H, 0.55%, 11/01/22	195	195,642
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	130	144,321
Entergy Louisiana LLC, 5.40%, 11/01/24	131	154,086
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	100	111,761
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	40,123
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	40	46,944
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	30	34,701
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	84	95,810
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	25	26,495
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	8	8,536
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/21)(b)	200	209,662
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	40	40,111
3.15%, 01/01/26	30	32,083
4.55%, 07/01/30 (Call 01/01/30)	40	45,653
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	10	9,711
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	53,964
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	145	151,896
Southern California Edison Co., 2.85%, 08/01/29 (Call 05/01/29)	50	53,807
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	171,660
Talen Energy Supply LLC
7.25%, 05/15/27 (Call 05/15/22)(a)	15	15,856
10.50%, 01/15/26 (Call 01/15/22)(a)	17	15,635
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	10	11,054

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	$76	$79,387
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/22)(a)	20	21,050
WEC Energy Group Inc., 0.55%, 09/15/23	140	140,645
		2,648,932
Electronics — 0.5%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	150	160,210
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	20	22,105
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	77,394
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	75	79,354
3.85%, 12/15/25 (Call 09/15/25)	35	39,626
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	220	261,435
		640,124
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	50	55,583

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	111,983
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 03/01/21)(a)(b)	25	25,316
		137,299
Entertainment — 0.2%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	15	15,023
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	100	104,016
Scientific Games International Inc.
5.00%, 10/15/25 (Call 03/01/21)(a)	100	103,004
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	25	26,943
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
7.00%, 07/15/26 (Call 07/15/21)(a)	25	26,274
		275,260
Environmental Control — 0.1%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(a)	45	47,733
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 03/01/21)(a)	30	30,891
		78,624
Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(a)	40	41,926
7.50%, 03/15/26 (Call 03/15/22)(a)	173	191,044
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	100	113,531
6.50%, 04/15/29 (Call 04/15/24)(a)	10	11,368
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(a)	150	156,020
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	235	242,783
3.15%, 08/15/24 (Call 06/15/24)	300	325,125
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	100	106,487
Post Holdings Inc.
5.50%, 12/15/29 (Call 12/15/24)(a)	100	108,606
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	100	106,160
Simmons Foods Inc., 5.75%, 11/01/24 (Call 03/01/21)(a)(b)	45	46,294
		1,449,344
Forest Products & Paper — 0.0%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	50	54,922

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)(b)	$45	$49,464
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	80	80,126
		129,590
Health Care - Products — 0.6%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	220	238,557
Boston Scientific Corp., 3.38%, 05/15/22.	75	77,816
DH Europe Finance II Sarl
2.05%, 11/15/22	175	180,270
2.60%, 11/15/29 (Call 08/15/29)	56	60,113
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)	20	20,835
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	50	52,962
4.88%, 06/01/26 (Call 06/01/21)	50	51,741
		682,294
Health Care - Services — 1.5%
Anthem Inc., 2.95%, 12/01/22 (Call 11/01/22)	50	52,211
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 07/15/22)(a)	10	10,535
Centene Corp.
4.75%, 01/15/25 (Call 03/01/21)	125	128,121
5.38%, 06/01/26 (Call 06/01/21)(a)	90	94,095
5.38%, 08/15/26 (Call 08/15/21)(a)	50	52,627
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)	150	158,268
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 03/15/22)(a)	150	161,250
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	30	34,388
5.25%, 04/15/25	170	198,181
5.88%, 02/15/26 (Call 08/15/25)	170	194,582
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	20	24,816
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	150	160,263
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 03/01/21)	50	50,876
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	150	158,368
6.75%, 06/15/23	200	216,574
UnitedHealth Group Inc., 3.10%, 03/15/26	75	83,296
		1,778,451
Holding Companies - Diversified — 0.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	103	102,226
3.25%, 07/15/25 (Call 06/15/25)	200	211,472
3.50%, 02/10/23 (Call 01/10/23)	300	315,261
3.88%, 01/15/26 (Call 12/15/25)	37	39,798
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	80	84,721
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	135	137,939
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 03/01/21)	100	103,274
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	20	20,514
		1,015,205
Home Builders — 0.5%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27 (Call 09/15/22)(a)	75	79,484
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)	50	55,131
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	40	42,233
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)(b)	50	56,154
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	50	53,419
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)(b)	100	118,908

Security	Par (000)	Value

Home Builders (continued)
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	$25	$28,310
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)(b)	100	108,545
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)(b)	20	21,642
		563,826
Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 03/01/21)(a)(b)	25	25,772
8.13%, 02/15/24 (Call 03/01/21)(a)	50	52,128
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(b)	120	119,507
1.85%, 03/12/30 (Call 12/12/29)(b)	170	175,588
Chubb INA Holdings Inc., 3.35%, 05/15/24	25	27,260
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	50	58,294
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	50	51,833
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	50	55,362
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	100	105,570
3.75%, 03/14/26 (Call 12/14/25)	630	713,002
3.88%, 03/15/24 (Call 02/15/24)	150	164,955
4.38%, 03/15/29 (Call 12/15/28)	60	71,992
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	5	5,399
Willis Towers Watson PLC, 5.75%, 03/15/21	100	100,628
		1,727,290
Internet — 1.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	261	285,007
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)	200	202,558
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(b)	220	238,418
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	45	46,278
5.00%, 12/15/27 (Call 12/15/22)(a)	69	72,519
5.63%, 02/15/29 (Call 02/15/24)(a)	55	59,946
Netflix Inc.
4.88%, 04/15/28	100	117,062
5.88%, 11/15/28	50	62,742
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 02/08/21)(a)	150	152,683
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	70	74,988
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	50	56,683
		1,368,884
Iron & Steel — 0.3%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	150	164,324
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 03/01/21)(a)	6	6,131
Commercial Metals Co., 5.75%, 04/15/26 (Call 02/19/21)	150	155,522
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	15	16,424
		342,401
Leisure Time — 0.0%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(a)	50	56,702

Lodging — 0.2%
Boyd Gaming Corp., 6.00%, 08/15/26 (Call 08/15/21)	40	41,420
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 02/04/21)	25	25,914
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	50	52,281
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	75	79,556
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	27	28,156
		227,327

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.5%
Caterpillar Financial Services Corp., 0.80%, 11/13/25	$440	$440,528
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	15	15,536
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	95	101,975
		558,039
Manufacturing — 0.1%
Bombardier Inc.
6.13%, 01/15/23(a)	50	50,158
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	75	69,223
8.75%, 12/01/21(a)(b)	50	52,383
		171,764
Media — 2.5%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)	200	209,824
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)	50	51,422
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	263	276,263
5.13%, 05/01/27 (Call 05/01/22)(a)	210	220,773
5.38%, 06/01/29 (Call 06/01/24)(a)	75	81,377
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	700	774,298
4.91%, 07/23/25 (Call 04/23/25)	214	246,603
CSC Holdings LLC, 5.25%, 06/01/24	200	215,640
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(a)	34	21,596
DISH DBS Corp.
5.00%, 03/15/23	75	77,262
5.88%, 11/15/24(b)	100	103,612
7.75%, 07/01/26(b)	100	108,525
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/22)(a)	50	54,623
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	25	25,532
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	150	163,437
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	75	78,045
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	329	332,757
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/08/21)(a)	50	50,173
		3,091,762
Mining — 0.3%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	49,468
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	50	62,576
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 03/01/21)(a)(b)	50	52,037
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	100	103,138
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	35	36,841
5.88%, 09/30/26 (Call 09/30/21)(a)	50	52,394
		356,454
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.25%, 04/01/28 (Call 10/01/22)	70	73,056

Oil & Gas — 1.6%
Antero Resources Corp., 5.13%, 12/01/22 (Call 02/10/21)	47	47,008
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	70	69,053
4.88%, 11/15/27 (Call 05/15/27)(b)	100	102,773
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	330	372,679

Security	Par (000)	Value

Oil & Gas (continued)
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	$80	$92,390
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)	100	107,200
Comstock Resources Inc.
7.50%, 05/15/25 (Call 03/01/21)(a)	40	40,898
9.75%, 08/15/26 (Call 08/15/21)	25	26,627
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(b)	100	101,950
EQT Corp., 7.88%, 02/01/25 (Call 01/01/25)(b)	25	29,457
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	75	83,100
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	30	28,657
Murphy Oil Corp.
5.75%, 08/15/25 (Call 03/01/21)	25	23,991
5.88%, 12/01/27 (Call 12/01/22)	15	14,255
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	75	72,047
6.45%, 09/15/36	50	54,802
8.50%, 07/15/27 (Call 01/15/27)	65	76,352
8.88%, 07/15/30 (Call 01/15/30)	70	87,877
Parkland Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	25	26,251
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	35	20,307
Pioneer Natural Resources Co., 0.75%, 01/15/24 (Call 01/15/22)	25	25,006
QEP Resources Inc., 5.63%, 03/01/26 (Call 12/01/25)	25	27,875
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(b)	50	50,170
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	38	42,177
Southwestern Energy Co., 7.50%, 04/01/26 (Call 04/01/21)(b)	100	104,545
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26 (Call 03/01/21)	25	25,735
6.00%, 04/15/27 (Call 04/15/22)	150	158,293
		1,911,475
Oil & Gas Services — 0.1%
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	8	8,292
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	55	57,442
6.88%, 09/01/27 (Call 09/01/22)	100	106,005
		171,739
Packaging & Containers — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/22)(a)	200	204,586
Ball Corp.
4.00%, 11/15/23	50	53,388
5.25%, 07/01/25	50	56,790
Berry Global Inc.
4.50%, 02/15/26 (Call 03/01/21)(a)(b)	25	25,540
4.88%, 07/15/26 (Call 07/15/22)(a)	100	107,032
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	50	52,883
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 03/01/21)(a)	75	75,934
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	50	55,630
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(a)	200	210,784
		842,567
Pharmaceuticals — 1.5%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	90	99,603
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)(b)	45	48,369

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.45%, 12/15/27 (Call 09/15/27)	$118	$133,334
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	100	110,583
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 03/01/21)(a)	130	133,828
6.13%, 04/15/25 (Call 03/01/21)(a)	150	153,693
7.25%, 05/30/29 (Call 05/30/24)(a)	25	27,875
CVS Health Corp., 1.30%, 08/21/27 (Call 06/21/27)	80	80,206
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	200	213,012
Johnson & Johnson, 0.55%, 09/01/25 (Call 08/01/25)	60	59,945
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)(b)	105	104,834
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	120	120,018
Novartis Capital Corp., 3.40%, 05/06/24	384	420,753
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	20	21,013
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	100	101,724
		1,828,790
Pipelines — 1.1%
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)	50	53,581
5.25%, 10/01/25 (Call 03/01/21)	50	51,333
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 03/01/21)(b)	100	99,004
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	80	85,614
EQM Midstream Partners LP, 4.50%, 01/15/29 (Call 07/15/28)(a)	55	53,218
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	50	51,907
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	180	190,013
7.50%, 09/01/23 (Call 06/01/23)	160	184,381
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/01/21)	35	33,549
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)(a)	45	52,433
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	50	50,095
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 03/01/21)	150	150,951
5.88%, 04/15/26 (Call 04/15/21)	35	36,671
6.88%, 01/15/29 (Call 01/15/24)	121	133,640
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	135	148,469
		1,374,859
Real Estate — 0.2%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 03/01/21)(a)(b)	125	132,079
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (Call 04/01/22)(a)	100	110,435
		242,514
Real Estate Investment Trusts — 2.4%
American Tower Corp.
0.60%, 01/15/24	200	200,162
3.00%, 06/15/23	50	52,902
3.38%, 05/15/24 (Call 04/15/24)	50	54,153
4.00%, 06/01/25 (Call 03/01/25)	146	163,790

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	$15	$16,985
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	50	54,339
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	300	321,372
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	75	79,858
2.90%, 11/18/26 (Call 09/18/26)	145	157,822
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 03/01/21)(a)	150	152,982
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	145	164,721
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	50	51,876
Iron Mountain Inc., 4.50%, 02/15/31 (Call 02/15/26)(a)	60	61,339
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	50	53,680
5.75%, 02/01/27 (Call 11/01/26)(b)	80	89,709
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	185	195,610
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	130	146,251
4.95%, 04/01/24 (Call 01/01/24)	364	399,242
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	270	306,256
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	115	128,254
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	20	20,365
4.25%, 12/01/26 (Call 12/01/22)(a)	50	51,790
		2,923,458
Retail — 1.1%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	35	35,499
4.25%, 05/15/24 (Call 03/01/21)(a)	57	57,996
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 03/01/21)(a)	25	25,270
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	170	171,132
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	25	28,340
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	107	112,275
5.25%, 06/01/26 (Call 06/01/21)(a)	100	103,769
L Brands Inc., 7.50%, 06/15/29 (Call 06/15/24)	75	84,854
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	106,989
PetSmart Inc., 5.88%, 06/01/25 (Call 03/01/21)(a)	84	86,383
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 03/01/21)	100	103,009
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	10	10,511
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 03/01/21)	200	203,366
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	15	16,077
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	160	171,669
		1,317,139
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	108,685
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	70	75,967
3.46%, 09/15/26 (Call 07/15/26)	100	109,976

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	$30	$32,757
		327,385
Software — 0.7%
Activision Blizzard Inc., 1.35%, 09/15/30 (Call 06/15/30)	30	28,840
CDK Global Inc.
5.25%, 05/15/29 (Call 05/15/24)(a)	10	10,833
5.88%, 06/15/26 (Call 06/15/21)	20	20,859
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	10	10,772
4.50%, 12/01/27 (Call 09/01/27)	86	100,397
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	30	30,000
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	160	165,202
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	40	42,426
4.00%, 11/15/29 (Call 11/15/24)(a)	100	106,356
5.38%, 05/15/27 (Call 05/15/22)(a)	75	80,544
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)(b)	100	105,363
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)	50	51,369
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	80	84,760
		837,721
Telecommunications — 2.4%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	200	209,576
AT&T Inc.
3.00%, 06/30/22 (Call 04/30/22)	415	428,778
4.05%, 12/15/23	100	110,280
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	30	31,916
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(a)	50	52,959
Embarq Corp., 8.00%, 06/01/36	50	61,262
Frontier Communications Corp., 5.00%, 05/01/28 (Call 05/01/24)(a)	15	15,533
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.,
9.88%, 05/01/24 (Call 05/01/21)(a)	18	19,135
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	200	226,058
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)	50	52,006
5.38%, 05/01/25 (Call 03/01/21)	50	51,367
Lumen Technologies Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	65	69,052
5.63%, 04/01/25 (Call 01/01/25)	100	108,988
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	59	70,292
Sprint Capital Corp., 8.75%, 03/15/32	50	76,364
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)	100	119,523
7.63%, 03/01/26 (Call 11/01/25)	50	61,611
Telesat Canada/Telesat LLC, 6.50%, 10/15/27 (Call 10/15/22)(a)(b)	30	31,748
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)(a)	215	220,218
3.75%, 04/15/27 (Call 02/15/27)(a)	20	22,501
3.88%, 04/15/30 (Call 01/15/30)(a)	140	158,207
4.75%, 02/01/28 (Call 02/01/23)	150	160,171
6.50%, 01/15/26 (Call 02/08/21)	200	206,414
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	35	38,587
3.38%, 02/15/25	168	184,839

Security	Par (000)		Value

Telecommunications (continued)
ViaSat Inc.
5.63%, 09/15/25 (Call 02/08/21)(a)	$100		$102,214
5.63%, 04/15/27 (Call 04/15/22)(a)	100		105,162
			2,994,761
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50		53,839

Transportation — 0.1%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 02/15/21)(a)	100		90,170

Total Corporate Bonds & Notes — 48.9%
(Cost: $57,045,723)			59,963,407

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 87.9%
Federal Home Loan Mortgage Corp.
1.50%, 02/18/36(e)	950		974,121
1.50%, 02/12/51(e)	1,375		1,381,123
1.50%, 03/11/51(e)	300		300,984
2.00%, 02/18/36(e)	3,025		3,160,534
2.00%, 12/01/50	199		206,744
2.00%, 02/01/51	142		146,797
2.00%, 02/12/51(e)	7,583		7,830,633
2.00%, 03/11/51(e)	3,225		3,324,522
2.50%, 01/01/33	61		65,552
2.50%, 11/01/50	913		972,431
2.50%, 01/01/51	275		290,365
3.00%, 03/01/46	440		467,092
3.00%, 07/01/46	29		31,185
3.00%, 08/01/46	211		223,574
3.00%, 10/01/46	52		55,582
3.00%, 12/01/46	572		607,929
3.00%, 01/01/47	116		122,672
3.00%, 06/01/47	245		265,027
3.00%, 10/01/47	79		84,398
3.50%, 07/01/33	28		29,393
3.50%, 06/01/34	70		74,516
3.50%, 07/01/43	16		17,662
3.50%, 09/01/44	15		16,544
3.50%, 01/01/46	16		17,391
3.50%, 03/01/46	14		14,576
3.50%, 09/01/46	11		11,620
3.50%, 08/01/47	10		10,799
3.50%, 05/01/49	39		42,591
3.50%, 06/01/49	54		59,053
4.00%, 04/01/46	137		150,022
4.00%, 07/01/46	46		50,513
4.00%, 06/01/48	49		55,412
4.00%, 01/01/49	0	(f)	293
4.50%, 07/01/48	15		16,182
5.00%, 07/01/48	16		17,983
5.00%, 04/01/49	14		15,358
Federal National Mortgage Association
2.00%, 12/01/50	249		259,652
2.00%, 01/01/51	249		259,984
2.00%, 02/01/51	200		207,038
2.50%, 02/15/35(e)	1,472		1,546,692
2.50%, 10/01/35	325		341,762
2.50%, 11/01/50	221		233,642

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/50	$275	$289,589
2.50%, 02/01/51	100	105,571
2.50%, 02/12/51(e)	2,568	2,705,930
3.00%, 02/18/36(e)	1,505	1,591,067
3.00%, 10/01/50	1,446	1,555,959
3.00%, 02/12/51(e)	3,724	3,916,892
3.50%, 02/18/36(e)	867	923,440
3.50%, 09/01/47	72	76,363
3.50%, 06/01/49	352	374,957
3.50%, 02/12/51(e)	2,112	2,245,651
3.50%, 11/01/51	1,239	1,360,513
4.00%, 02/18/36(e)	305	324,592
4.00%, 02/12/51(e)	3,653	3,917,058
4.00%, 01/01/57	90	100,666
4.00%, 02/01/57	89	100,113
4.50%, 02/12/51(e)	2,033	2,208,346
5.00%, 02/12/51(e)	217	240,026
5.50%, 02/12/51(e)	925	1,031,899
Government National Mortgage Association
2.50%, 12/20/46	171	181,248
2.50%, 08/20/50	425	446,900
2.50%, 09/20/50	619	651,710
2.50%, 02/20/51(e)	1,890	1,988,856
2.50%, 03/18/51(e)	825	866,605
3.00%, 01/15/44	31	32,697
3.00%, 05/20/45	242	258,185
3.00%, 11/20/45	1,997	2,130,505
3.00%, 12/20/45	21	21,994
3.00%, 01/20/46	11	12,062
3.00%, 03/20/46	15	15,816
3.00%, 04/20/46	144	153,381
3.00%, 05/20/46	14	14,887
3.00%, 08/20/46	60	64,145
3.00%, 09/20/46	136	144,802
3.00%, 12/15/46	78	83,928
3.00%, 02/15/47	305	320,160
3.00%, 04/20/49	1,215	1,291,859
3.00%, 01/20/50	348	364,279
3.00%, 02/20/50	204	213,870
3.00%, 07/20/50	3,012	3,160,054
3.50%, 10/20/42	141	153,231
3.50%, 03/15/43	76	82,832
3.50%, 06/15/43	64	70,055
3.50%, 04/20/45	51	55,201
3.50%, 04/20/46	81	87,003
3.50%, 12/20/46	94	100,586
3.50%, 03/20/47	173	185,013
3.50%, 08/20/47	196	209,070
3.50%, 09/20/47	175	186,988
3.50%, 11/20/47	158	169,074
3.50%, 02/20/48	109	115,914
3.50%, 04/20/48	857	934,970
3.50%, 08/20/48	159	169,745
3.50%, 01/20/49	70	74,415
3.50%, 01/20/50	1,064	1,125,861
3.50%, 05/20/50	2,410	2,549,322
3.50%, 08/20/50	1,415	1,519,514
3.50%, 02/20/51(e)	413	437,070
3.50%, 03/18/51(e)	125	132,378
4.00%, 09/20/45	26	28,591

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/20/46	$9	$9,487
4.00%, 04/20/47	84	90,280
4.00%, 06/20/47	305	329,162
4.00%, 07/20/47	478	516,246
4.00%, 11/20/47	87	94,287
4.00%, 05/15/48	103	111,667
4.00%, 05/20/48	69	74,507
4.00%, 08/20/48	76	81,210
4.00%, 02/20/50	176	187,863
4.00%, 02/20/51 (e)	1,327	1,417,244
4.50%, 10/20/46	11	12,056
4.50%, 06/20/48	60	64,892
4.50%, 07/20/48	45	48,152
4.50%, 08/20/48	80	86,345
4.50%, 10/20/48	130	139,369
4.50%, 02/20/51 (e)	1,152	1,246,245
5.00%, 11/20/48	49	54,031
5.00%, 12/20/48	90	97,976
5.00%, 01/20/49	90	98,859
5.00%, 05/20/49	11	11,711
5.00%, 02/20/51(e)	985	1,073,669
Uniform Mortgage-Backed Securities
2.50%, 04/01/32	444	474,232
2.50%, 10/01/32	15	15,576
2.50%, 01/01/33	389	409,373
2.50%, 07/01/35	545	583,874
2.50%, 10/01/35	1,093	1,163,306
2.50%, 04/01/47	71	75,078
2.50%, 10/01/49	30	31,920
2.50%, 06/01/50	145	154,021
2.50%, 07/01/50	217	233,757
2.50%, 08/01/50	320	340,704
2.50%, 09/01/50	1,530	1,624,334
2.50%, 10/01/50	1,661	1,753,681
2.50%, 11/01/50	1,410	1,489,249
2.50%, 03/11/51(e)	1,100	1,157,106
3.00%, 01/01/31	231	247,602
3.00%, 02/01/31	460	491,137
3.00%, 02/01/32	95	102,517
3.00%, 02/01/33	75	80,982
3.00%, 07/01/34	50	52,938
3.00%, 09/01/34	430	464,429
3.00%, 12/01/34	491	518,676
3.00%, 10/01/44	421	451,525
3.00%, 07/01/46	1,000	1,061,469
3.00%, 10/01/46	573	608,106
3.00%, 11/01/46	835	886,239
3.00%, 12/01/46	468	497,024
3.00%, 12/01/47	167	176,086
3.00%, 11/01/48	252	266,285
3.00%, 09/01/49	489	527,157
3.00%, 04/01/50	465	491,482
3.00%, 05/01/50	1,923	2,104,883
3.00%, 07/01/50	459	486,308
3.00%, 08/01/50	589	627,749
3.00%, 03/11/51(e)	525	552,398
3.50%, 03/01/33	81	88,535
3.50%, 04/01/33	105	115,035
3.50%, 05/01/33	48	52,565
3.50%, 07/01/34	125	132,878

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/34	$100	$106,342
3.50%, 11/01/45	58	62,652
3.50%, 01/01/46	53	59,420
3.50%, 02/01/46	171	184,679
3.50%, 07/01/46	28	30,727
3.50%, 01/01/47	67	71,719
3.50%, 02/01/47	79	84,895
3.50%, 05/01/47	55	60,007
3.50%, 08/01/47	90	96,482
3.50%, 09/01/47	60	63,913
3.50%, 04/01/48	3,222	3,428,982
3.50%, 05/01/48	76	84,956
3.50%, 11/01/48	53	56,032
3.50%, 01/01/49	189	201,297
3.50%, 04/01/49	38	41,649
3.50%, 07/01/49	389	414,352
3.50%, 11/01/49	435	461,677
3.50%, 03/11/51(e)	500	531,992
4.00%, 06/01/33	55	58,208
4.00%, 07/01/33	24	25,362
4.00%, 12/01/33	94	100,135
4.00%, 03/01/45	32	34,901
4.00%, 01/01/46	43	46,885
4.00%, 02/01/46	28	30,372
4.00%, 03/01/46	13	13,643
4.00%, 04/01/46	53	57,283
4.00%, 02/01/47	24	26,721
4.00%, 03/01/47	27	29,759
4.00%, 06/01/47	11	11,884
4.00%, 09/01/47	58	63,033
4.00%, 11/01/47	16	17,193
4.00%, 06/01/48	1,670	1,840,354
4.00%, 05/01/49	137	151,599
4.00%, 07/01/49	53	58,487
4.00%, 12/01/49	75	80,695
4.00%, 04/01/50	1,087	1,187,666
4.00%, 05/01/50	297	320,178
4.00%, 03/11/51(e)	1,100	1,180,631
4.50%, 10/01/47	12	13,338
4.50%, 03/01/48	31	34,157
4.50%, 06/01/48	55	61,026
4.50%, 07/01/48	8	8,217
4.50%, 08/01/48	97	107,116
4.50%, 10/01/48	59	63,512
4.50%, 12/01/48	94	102,424
4.50%, 01/01/49	102	110,394
4.50%, 04/01/49	290	320,555
4.50%, 07/01/49	60	64,895
4.50%, 08/01/49	58	63,437
4.50%, 03/01/50	494	535,610
5.00%, 08/01/48	412	462,733
5.00%, 09/01/48	23	25,317
5.00%, 04/01/49	26	29,703
6.00%, 02/01/49	95	111,794
		107,759,815
Total U.S. Government & Agency Obligations — 87.9%
(Cost: $106,531,462)		107,759,815

Security	Shares/ Par (000)	Value

Common Stocks

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp.(g)	0 (f)	$1,078

Total Common Stocks — 0.0%
(Cost $3,513)		1,078

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(g)	1	7,978

Total Warrants — 0.0%
(Cost $4,084)		7,978

Short-Term Investments

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(h)(i)(j)	8,711	8,716,257
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)	100	100,000
		8,816,257
Total Short-Term Investments — 7.2%
(Cost: $8,813,803)		8,816,257

Total Investments Before TBA Sales Commitments — 144.0%
(Cost: $172,398,585)		176,548,535

TBA Sales Commitments

Mortgage-Backed Securities — (9.4)%
Government National Mortgage Association
2.50%, 02/20/51(e)	(825)	(868,151)
3.50%, 02/20/51(e)	(125)	(132,285)
Uniform Mortgage-Backed Securities
1.50%, 02/12/51(e)	(300)	(301,336)
2.00%, 02/12/51(e)	(3,425)	(3,536,848)
2.50%, 02/15/35(e)	(325)	(341,491)
2.50%, 02/12/51(e)	(1,475)	(1,554,224)
3.00%, 02/12/51(e)	(2,521)	(2,651,580)
3.50%, 02/12/51(e)	(912)	(969,713)
4.00%, 02/12/51(e)	(1,100)	(1,179,514)
		(11,535,142)
Total TBA Sales Commitments — (9.4)%
(Proceeds: $(11,534,227))		(11,535,142)

Total Investments, Net of TBA Sales Commitments — 134.6%
(Cost: $160,864,358)		165,013,393

Other Assets, Less Liabilities — (34.6)%		(42,404,309)

Net Assets — 100.0%		$122,609,084

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021

(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	TBA transaction.
(f)	Rounds to less than 1,000.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,094,625	$—		$(2,377,501	)(a)	$(1,926)	$1,059	$8,716,257	8,711	$4,193	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100	23		—
						$(1,926)	$1,059	$8,816,257		$4,216		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	03/22/21	$274	$841
10-Year Ultra Long U.S. Treasury Note	1	03/22/21	154	(2,372)
Long U.S. Treasury Bond	24	03/22/21	4,049	(100,041)
Ultra Long U.S. Treasury Bond	33	03/22/21	6,756	(312,492)
				(414,064)
Short Contracts
2-Year U.S. Treasury Note	(18)	03/31/21	3,978	(4,064)
5-Year U.S. Treasury Note	(43)	03/31/21	5,413	(957)
				(5,021)
				$(419,085)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$59,963,407	$—	$59,963,407
U.S. Government Agency Obligations	—	107,759,815	—	107,759,815
Common Stocks	1,078	—	—	1,078
Warrants	—	7,978	—	7,978
Money Market Funds	8,816,257	—	—	8,816,257
	8,817,335	167,731,200	—	176,548,535
Liabilities
TBA Sales Commitments	—	(11,535,142)	—	(11,535,142)
	$8,817,335	$156,196,058	$—	$165,013,393
Derivative financial instruments(a)
Assets
Futures Contracts	$841	$—	$—	$841
Liabilities
Futures Contracts	(419,926)	—	—	(419,926)
	$(419,085)	$—	$—	$(419,085)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind
TBA	To-Be-Announced